Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 137,770	$ 109,058
Money market instruments	19,716	24,722
Cash and cash equivalents	157,486	133,780
Investment securities:
Securities available-for-sale, at fair value (amortized cost of $801,147 and $1,274,258 at December 31, 2011 and 2010, respectively)	820,645	1,297,522
Securities held-to-maturity, at amortized cost (fair value of $834,574 and $686,114 at December 31, 2011 and 2010, respectively)	820,224	673,570
Other investment securities	67,604	68,699
Total investment securities	1,708,473	2,039,791
Total loans	4,317,099	4,732,685
Allowance for loan losses	(68,444)	(143,575)
Net loans	4,248,655	4,589,110
Other assets:
Bank owned life insurance	154,567	146,450
Goodwill	72,334	72,334
Other intangibles	2,509	6,043
Premises and equipment, net	53,741	69,567
Accrued interest receivable	19,697	24,137
Other real estate owned	42,272	41,709
Mortgage loan servicing rights	9,301	10,488
Other	120,748	148,852
Assets held for sale	382,462
Total other assets	857,631	519,580
Total assets	6,972,245	7,282,261
Liabilities and stockholders' equity
Noninterest bearing	995,733	937,719
Interest bearing	3,469,381	4,157,701
Total deposits	4,465,114	5,095,420
Short-term borrowings	263,594	663,669
Long-term debt	823,182	636,733
Subordinated debentures	75,250	75,250
Total borrowings	1,162,026	1,375,652
Other liabilities:
Accrued interest payable	4,916	6,123
Other	61,639	75,358
Liabilities held for sale	536,186
Total other liabilities	602,741	81,481
Total liabilities	6,229,881	6,552,553
Stockholders' equity:
Preferred stock (200,000 shares authorized; 100,000 shares issued with $1,000 per share liquidation preference)	98,146	97,290
Common stock, no par value (20,000,000 shares authorized; 16,151,021 shares issued at December 31, 2011 and 16,151,062 issued at December 31, 2010)	301,202	301,204
Common stock warrants	4,297	4,473
Accumulated other comprehensive income (loss), net	(8,831)	(1,868)
Retained earnings	424,557	406,342
Less: Treasury stock (745,109 shares at December 31, 2011 and 752,128 shares at December 31, 2010)	(77,007)	(77,733)
Total stockholders' equity	742,364	729,708
Total liabilities and stockholders' equity	$ 6,972,245	$ 7,282,261